CONVERTIBLE DEBT (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DEBT
Beginning balance	$ 45,665	$ 460,728	$ 0
Issuances to debt discount	0	62,619	456,570
Reduction of derivative related to conversions	(11,629)	(284,169)
Change in fair value of derivative liabilities	7,255	(193,513)	(4,158)
Ending balance	41,291	45,665	460,728
Change in fair value of derivative liabilities	$ (7,255)	$ 193,513	$ 4,158